Commitments (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of Financial Instruments Whose Contract Amount Represents Credit Risk

Financial instruments whose contract amount represents credit risk at December 31, 2018 and 2017 were as follows (in thousands):

	2018	2017
Commitments to extend credit	$146,462	$142,878
Stand-by and performance letters of credit	5,412	2,268

Total	$151,874	$145,146

Schedule of Future Minimum Rent on Operating Leases

approximately $452 thousand and $393 thousand, respectively. Future minimum rent on operating leases as of December 31, 2018 is as follows (in thousands):

2019	$609
2020	588
2021	541
2022	523
2023	533
Thereafter	958

Total	$3,752